Pension and Other Employee Benefit Plans (Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Change in benefit obligations:
Benefit obligations at beginning of fiscal year		¥ 1,216,964	¥ 1,287,692
Service cost		21,288	28,936	¥ 30,460
Interest cost		14,459	9,982	6,917
Plan participants' contributions		335	1,026
Amendments	[1]	(9,360)	0
Actuarial loss (gain)		(49,329)	(23,767)
Foreign exchange translation		756	6,408
Benefits paid		(53,521)	(54,458)
Lump-sum payments		(15,367)	(17,838)
Settlement		0	(19,974)
Other		(270)	(1,045)
Benefit obligations at end of fiscal year		1,125,955	1,216,964	1,287,692
Change in plan assets:
Fair value of plan assets at beginning of fiscal year		1,956,619	2,032,215
Actual return (negative return) on plan assets		(84,844)	140,967
Foreign exchange translation		633	7,204
Partial withdrawal of assets from employee retirement benefits trusts (Note)	[2]	(59,552)	(179,437)
Employer contributions		24,395	31,327
Plan participants' contributions		335	1,026
Benefits paid		(53,521)	(54,458)
Settlement		0	(20,549)
Other		17	(1,677)
Fair value of plan assets at end of fiscal year		1,784,082	1,956,619	¥ 2,032,215
Funded status		658,126	739,655
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost		682,222	763,254
Accrued pension liability		(24,095)	(23,600)
Net amount recognized		658,126	739,655
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)		57,023	53,216
Net actuarial gain (loss)		526,116	636,790
Net amount recognized		¥ 583,139	¥ 690,007

[1]	In June 2024, based on various approvals, MHFG and certain domestic subsidiaries communicated to their employees the amendment to the defined benefit plans that was effective as of July 1, 2024. In accordance with ASC 715, “Compensation—Retirement Benefits” (“ASC 715”), any change in projected benefit obligations due to a plan amendment is required to be recognized as prior service benefits (cost) as of the amendment date. Accordingly, the MHFG Group recognized ¥9,360 million of prior service benefits for the fiscal year ended March 31, 2025.
[2]	During the fiscal years ended March 31, 2024 and 2025, certain subsidiaries of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2025. No gains or losses have been recognized as a result of these transactions.